Investment Strategy - Xtrackers Europe Market Leaders ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the STOXX® Europe Total Market Leaders Index (“Underlying Index”). The Underlying Index seeks to capture the performance of European companies that are considered to be global leaders in their respective market segments as determined by the Underlying Index’s methodology. The Underlying Index is calculated and maintained by STOXX Ltd. (“Index Provider” or “STOXX”).Underlying Index – Eligible Universe, Security Eligibility Criteria and WeightingThe starting universe of stocks for the Underlying Index is the STOXX® Global Total Market Index, excluding real estate investment trusts (“REITs”). The STOXX® Global Total Market Index represents at least 95% of worldwide free-float market capitalization (i.e., the percentage of a company’s shares available for trading) and includes large, medium and small capitalization companies. It serves as the foundation for regional and country-specific STOXX total market indexes, such as the Underlying Index.Underlying Index constituents are initially screened for minimum size (i.e., free-float market capitalization greater than or equal to €200 million) and minimum liquidity (i.e., a 3-month average daily trading value greater than or equal to €1 million).Underlying Index constituents are then further screened using the following criteria:■Market Share Leadership: Companies must have revenues in their respective sectors above a certain threshold while also meeting market share requirements in the market segments in which they operate. ■Competitive Advantage: Companies must rank above a certain threshold in one of two categories as compared to their peer group: (i) research and development (“R&D”) expenses relative to book value or (ii) intangible assets relative to book value. ■Profitability: Companies must meet certain profitability requirements relating to gross margin and return on assets when evaluated against their peer group. ■European Membership: Companies must be part of the STOXX® Europe Total Market Index, which represents the Western Europe region as a whole. The STOXX® Europe Total Market Index covers approximately 95 percent of the Western Europe region’s free float market capitalization across 17 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the United Kingdom. From the remaining constituents that meet all of the foregoing criteria, the Index Provider selects the 40 largest companies in terms of free-float market capitalization. The selected companies are then weighted by their free-float market capitalization with the weight of each Underlying Index constituent being capped at 4.5%.Underlying Index – MaintenanceThe Underlying Index is reviewed annually in September with the annual review cut-off date being the last index dissemination day in August. Underlying Index rebalancings are usually conducted quarterly after the close every third Friday in March, June, September and December. Rebalancings are effective the next trading day.The Fund’s Investment StrategyThe fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. The fund may invest in depositary receipts, including American depositary receipts (“ADRs”), European depositary receipts (“EDRs”) and global depositary receipts (“GDRs”).As of October 31, 2025, the Underlying Index consisted of 40 securities, with an average market capitalization of approximately $102.09 billion and a minimum market capitalization of approximately $1.48 billion, from issuers in the following countries (as indicated by country of domicile): Austria, Denmark, France, Germany, Italy, Luxembourg, the Netherlands, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of October 31, 2025, a significant percentage of the Underlying Index was comprised of securities of issuers from France and Switzerland. As of October 31, 2025, a significant percentage of the Underlying Index was comprised of issuers in the health care and industrials sectors. The fund’s exposure to particular countries or sectors may change over time to correspond to changes in the Underlying Index.While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, Investment Company Act of 1940, as amended (the “1940 Act”) it may operate as or become classified as “diversified” over time.As more fully described under “Underlying Index – Maintenance,” the Underlying Index is reviewed annually in September and rebalanced quarterly in March, June, September and December. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalancing schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled rebalancings (e.g., in the event of a corporate action) will also result in corresponding changes to the fund’s portfolio.The Underlying Index is calculated and maintained by STOXX, Zug, Switzerland. The fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers. STOXX is an indirect subsidiary of Deutsche Börse Group.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index and will not use such instruments for speculative purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.